May 2, 2013

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	First Security Benefit Life Insurance and Annuity Company
of New York; Variable Annuity Account A; File Nos. 333-89236,
811-21104 – AdvisorDesigns Variable Annuity

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account A does not differ from that contained in Post-Effective Amendment No. 13 under the Securities Act of 1933 and Post-Effective Amendment No. 27 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 30, 2013.

If you have any questions or comments regarding this filing, please contact Thomas Bisset of Sutherland Asbill & Brennan LLP at 202.383.0118 or thomas.bisset@sutherland.com.

Sincerely,

/s/ Chris Swickard

Chris Swickard
Associate General Counsel

Enclosure

cc:           Thomas E. Bisset, Esq.
Elisabeth M. Bentzinger, Esq.
Naseem Z. Nixon, Esq.

A GUGGENHEIM PARTNERS COMPANY